ACQUISITIONS - Virox IP Acquisition (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 17, 2019
Business Acquisition [Line Items]
Other (income) expense, net (Note 6)	$ (0.7)	$ 11.7	$ (4.8)	$ 29.2	$ 40.7	$ (6.0)	$ (0.8)
Net cash amount paid			$ 9.4	$ 31.8	51.2		$ 131.6
Intellectual Property (IP) of Virox Holdings, Inc. and Virox International Holdings, Inc
Business Acquisition [Line Items]
Value of Intellectual Property acquired								$ 37.4
Investments fair value					14.1
Other (income) expense, net (Note 6)					13.0
Net cash amount paid					6.3
Intellectual Property (IP) of Virox Holdings, Inc. and Virox International Holdings, Inc | Cash purchase agreement
Business Acquisition [Line Items]
Value of Intellectual Property acquired								34.2
Investments fair value					$ 27.1
Intellectual Property (IP) of Virox Holdings, Inc. and Virox International Holdings, Inc | Non-exclusive license agreement
Business Acquisition [Line Items]
Value of Intellectual Property acquired								$ 3.2